BORROWINGS	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Overnight Repo Rate Average (“CORRA”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (“IPC”), Colombia inflation rate, plus a margin.
The company has completed an assessment and implemented its transition plan to address the impact and effect changes as a result of amendments to the contractual terms for the replacement of the Canadian Dollar Offered Rate (“CDOR”) with CORRA referenced floating-rate borrowings, interest rate swaps, and updating hedge designations. The adoption did not have a significant impact on The company’s financial reporting.
As at June 30, 2024, the company’s floating rate borrowings have not been materially impacted by SOFR and CORRA reforms.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2024				December 31, 2023
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	8.4	6	$7,221	$7,154	8.9	7	$7,413	$7,451
Wind	6.2	8	2,493	2,395	6.2	7	3,260	3,249
Utility-scale solar	5.8	12	3,755	3,625	6.0	12	4,808	4,820
Distributed energy & sustainable solutions	5.5	9	767	726	5.3	10	736	723
Total	7.1	8	$14,236	$13,900	7.3	9	$16,217	$16,243
Add: Unamortized premiums(3)			13				(77)
Less: Unamortized financing fees(3)			(75)				(68)
Less: Current portion			(1,334)				(1,891)
			$12,840				$14,181
(1)Includes $7 million (2023: $149 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $14 million (2023: $14 million) outstanding to an associate of Brookfield. Refer to Note 18 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

Supplemental Information
The following table outlines changes in the company's borrowings as at June 30, 2024:

(MILLIONS)	As at December 31, 2023	Net cash flows from financing activities	Non-cash
			Transfer to Held for sale	Other(1)(2)	As at June 30, 2024
Non-recourse borrowings	$16,072	99	(42)	(1,955)	$14,174
(1)Includes foreign exchange and amortization of unamortized premium and financing fees.
(2)Includes $1,507 million transferred to a subsidiary of Brookfield Renewable. Refer to Note 18 - Related party transactions for more details.